Other financial liabilities (Details Textual) $ in Thousands, in Thousands																								1 Months Ended														12 Months Ended
		Jun. 10, 2020 CLP ($)	May 19, 2020 USD ($)	May 05, 2020 CLP ($)	Apr. 30, 2020 CLP ($)	Apr. 13, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Dec. 09, 2019	Oct. 15, 2019 CLP ($)	Jul. 03, 2019	May 31, 2019	May 23, 2019	Apr. 23, 2019 CLP ($)	Apr. 22, 2019 CLP ($)	Apr. 17, 2019 CLP ($)	Feb. 20, 2018 USD ($)	Jul. 27, 2017	Apr. 13, 2017 CLP ($)	Jul. 15, 2015 CLP ($)	May 10, 2015 CLP ($)	Oct. 15, 2014 CLP ($)	Dec. 28, 2012 USD ($)	Jun. 18, 2018 CLP ($)	May 17, 2018 CLP ($)	Apr. 26, 2018 CLP ($)	Apr. 23, 2018 USD ($)	Apr. 17, 2018 CLP ($)	Jan. 29, 2018 CLP ($)	May 26, 2017 USD ($)	Sep. 15, 2016 USD ($)	Aug. 25, 2016 CLP ($)	Apr. 20, 2016 CLP ($)	Jun. 17, 2015 CLP ($)	Apr. 20, 2015 USD ($)	Mar. 23, 2009 CLF ( )	Mar. 23, 2009 CLP ($)	Dec. 31, 2020 CLP ($) l	Dec. 31, 2019 CLP ($)	Jul. 03, 2018 CLP ($)	Dec. 31, 2017 l	Jul. 03, 2017 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 USD ($)	Jun. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 23, 2019 USD ($)	Jul. 03, 2018 USD ($)	Jun. 22, 2018 CLP ($)	Jun. 18, 2018 USD ($)	May 14, 2018 CLP ($)	Dec. 18, 2017 CLP ($)	Jul. 14, 2017 ARS ($)	Jul. 03, 2017 USD ($)	Jun. 26, 2017 CLP ($)	Jun. 17, 2015 USD ($)	May 10, 2015 CLF ( )	Oct. 15, 2014 CLF ( )	Jun. 28, 2013 USD ($)	Jul. 27, 2012 CLP ($)
Disclosure of other financial liabilities [Line Items]
Notional amount																																																			$ 6,860,000,000				$ 68,877,500,000
Borrowings, interest rate basis																																						possible increase of 100 bps in variable interest rates
Proportion of ownership interest in subsidiary								50.0909%
Maturity Date February 18, 2023 [Member]
Disclosure of other financial liabilities [Line Items]
Percentage of interest in joint operations								50.00%
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																						4.27
Banco Mercantil Santa Cruz SA [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																	$ 6,180,400,000			$ 6,860,000,000
Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date February 18, 2023 [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, maturity								February 18, 2023
Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date April 13, 2021 [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount					$ 30,000,000,000
Borrowings, maturity					April 30, 2021
Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																						2.89
Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																						1.21
Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																						0.87
Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																																						0.53
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral |																																											10,000
Compania Pisquera Chile S.A. [Member] | Bottom of range [member] | Indirect ownership [Member] | Holding subsidiary shareholding amendment agreement [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																																						50.10%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																												$ 16,000,000,000
Borrowings, maturity																		loan was renewed for 5 years, with maturity on July 27, 2022.
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																		4.68%																																										6.86%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Effective Interest Rate [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																																												7.17%
Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																																						99.995%	99.995%
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																																					23.00%
Notional amount																															$ 183,330,000				$ 150,000,000
Borrowings, maturity																															September 15, 2019				April 20, 2018
Compania Industrial Cervecera S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																									Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																									minimum Equity of 600 million of argentinean pesos
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																									Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
Compania Industrial Cervecera S.A. [Member] | Banco de Galicia y Buenos Aires S.A [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																					$ 91,660
Compania Industrial Cervecera S.A. [Member] | Banco Santander Rio [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																																					$ 91,660
Compania Industrial Cervecera S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																							15.00%							20.00%
Notional amount																							$ 140,000,000							$ 60,000,000					$ 24,000,000
Borrowings, maturity																														May 22, 2018					April 4, 2018
Loans received																							$ 56,000,000
Borrowings, interest rate basis																							floating rate BADLAR in pesos plus a fixed spread of 400 basis points												floating rate BADLAR in pesos plus a fixed spread of 500 basis points
Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Financial expenses coverage ratio minimum																																						3
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																									Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																									To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.
Borrowings Term																																				21
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																									Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																				4.25%
Notional amount |																																				2,000
Borrowing costs incurred																																					$ 156,952,000
Ownership percentage to be maintained for compliance purposes																																						50.00%					50.00%	50.00%
Compania Cervecerias Unidas S.A. [Member] | Scotiabank Azul Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																													$ 60,000,000,000
Borrowings, maturity																													May 29, 2018
Compania Cervecerias Unidas S.A. [Member] | Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate		1.20%																																											1.20%
Notional amount																																													$ 3,000,000
Borrowings, maturity		June 1, 2027
Minimum equity to be maintained at the end of each semester including dividend provisioned account																																						$ 312,516,750,000
Ownership percentage to be maintained for compliance purposes																																						0.00%					0.00%	0.00%
Volume of production to be maintained | l																																						1,590
Financial expenses coverage ratio minimum																																						3
Borrowings half yearly interest rate		0.5982%																																											0.5982%
Borrowings start date for the repayment of principal		Dec. 01, 2023
Adjusted debt equity ratio maximum limit																																						1.5					1.5	1.5
Lien free assets coverage ratio minimum																																						1.2					1.2	1.2
Compania Cervecerias Unidas S.A. [Member] | Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Minimum equity to be maintained at the end of each semester including dividend provisioned account																																						$ 312,516,750,000
Ownership percentage to be maintained for compliance purposes																																						0.00%					0.00%	0.00%
Volume of production to be maintained | l																																						1,590
Adjusted debt equity ratio maximum limit																																						1.5					1.5	1.5
Lien free assets coverage ratio minimum																																						1.2					1.2	1.2
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																			$ 40,000,000,000
Borrowings, maturity																			April 13, 2022
Description of ownership percentage compliance																																									To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.
Description of production installed capacity in hectoliters for a year																																						Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.
Minimum equity to be maintained at the end of each semester including dividend provisioned account																																						$ 312,516,750
Volume of production to be maintained | l																																						1,590
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																									Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Loans received																																																											$ 84,000,000
Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																																						50.0007%	50.0007%
Cerveceria Kunstmann S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Volume of production to be maintained | l																																									1,590
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																	$ 2,000,000,000
Borrowings, maturity																																	April 20, 2017
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 3,000,000,000									$ 1,000,000,000																							$ 10,000,000,000
Borrowings, maturity							March 16, 2025		December 9, 2025							April 16, 2021
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date March 16, 2025 [Member]
Disclosure of other financial liabilities [Line Items]
Ratio of the net financial debt to return on assets including depreciation and amortization																																						3
Percentage of assets eligible to be pledged without any restriction																																						0.00%					0.00%	0.00%
Cerveceria Kunstmann S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount															$ 2,000,000,000
Borrowings, maturity															April 21, 2021
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																				$ 4,000,000,000								$ 1,000,000,000
Borrowings, maturity																				July 14, 2020								April 17, 2019
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																$ 400,000,000	$ 2,000,000,000
Borrowings, maturity																																August 24, 2018	April 20, 2018
Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary	[1]																																					82.987%	82.987%
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																								$ 9,102,984,000										$ 6,177,081,000						$ 11,771,100,000								$ 15,000,000,000		$ 11,600,000,000						$ 7,871,500,000
Borrowings, maturity																								June 18, 2021										June 18, 2018						July 3, 2019
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date May 14, 2021 [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount			$ 15,000,000,000
Borrowings, maturity			May 14, 2021
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Azul Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																								$ 4,500,000,000
Borrowings, maturity																																								December 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 910,986,360,000																								$ 11,771,100,000						$ 15,000,000,000			$ 14,000,000,000
Borrowings, maturity											July 2, 2020			April 22, 2022
Vina San Pedro Tarapaca S.A [Member] | Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate		1.00%																																											1.00%
Notional amount		$ 1,500,000
Borrowings, maturity		June 1, 2025
Minimum equity to be maintained at the end of each semester including dividend provisioned account																																						$ 100,000,000,000
Financial expenses coverage ratio minimum																																						2.5
Adjusted debt equity ratio maximum limit																																						1.5					1.5	1.5
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 6,277,920,000								$ 9,206,290,000				$ 3,500,000,000	$ 8,000,000,000															$ 6,277,920,000												$ 8,000,000,000				380,000
Borrowings, maturity																						October 15, 2019				May 25, 2018	April 23, 2019															July 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount						$ 10,664,833,000				$ 10,664,833,000
Borrowings, maturity						April 13, 2021				April 10, 2020
Vina San Pedro Tarapaca S.A [Member] | Banco Consorcio [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																									$ 6,000,000,000
Borrowings, maturity																									July 3, 2018
CCU-Nestle Chile S.A. [Member] | Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																						Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750
Sociedad Vinsan Petro [Member] | Scotiabank Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																							$ 7,847,400,000							$ 10,000,000,000
Borrowings, maturity													May 20, 2020
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																																						51.00%	51.00%
Bebidas Bolivianas BBO S.A. [Member] | Banco Mercantil Santa Cruz SA [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																						$ 34,300,000,000
Borrowings, maturity												April 8, 2029
Bebidas Bolivianas BBO S.A. [Member] | Banco Mercantil Santa Cruz SA [Member] | Fixed interest rate [member] | Maturity Date April 25, 2022 [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount				$ 13,720,000,000
Borrowings, maturity				April 25, 2022
Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																																						99.9999%	99.9999%
Milotur S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																	$ 15,139,864,800
Borrowings, maturity																	February 20, 2021
Bebidas CCU Pepsico SPA [Member] | Maturity Date February 18, 2023 [Member]
Disclosure of other financial liabilities [Line Items]
Percentage of interest in joint operations								50.00%
Bebidas CCU Pepsico SPA [Member] | Scotiabank Chile [Member] | Fixed interest rate [member] | Maturity Date February 18, 2023 [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount								$ 2,000,000,000
Percentage of loan recognized								50.00%
Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary	[2]																																					25.0006%	25.0006%
Cervecera Guayacan SpA. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																					$ 86,827,000																																				3,067
Borrowings, maturity																					May 10, 2030

[1]	Listed company in Chile.
[2]	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.